Derivative Instruments And Hedging Activities (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Average remaining life of interest rate swap agreements	2 years 1 month 6 days
Estimated derivatives to be reclassified as increase to interest expense	$ 3.2
Derivative counterparty posted collateral against obligation	$ 0.8